Goodwin Procter	Goodwin Procter llp Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231 goodwinprocter.com
January 20, 2006
Via EDGAR and Federal Express
Mr. Russell Mancuso
Branch Chief
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 6010
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Eagle Test Systems, Inc.
Registration Statement on Form S-1
Filed December 20, 2005
File No. 333-130521
Dear Mr. Mancuso:
     This letter is submitted on behalf of Eagle Test Systems, Inc. (“Eagle Test” or the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-1 filed on December 20, 2005 (the “Registration Statement”), as set forth in your letter dated January 11, 2006 to Mr. Leonard Foxman (the “Comment Letter”). The Company is concurrently filing Pre-Effective Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which includes changes that principally reflect responses to the Staff’s comments.
     For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter and we have bolded the headings of our responses thereto. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.
     The responses provided herein are based upon information provided to Goodwin Procter llp by the Company.

U. S. Securities and Exchange Commission
January 20, 2006

     In addition to submitting this letter via EDGAR, simultaneously herewith we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement). We have also enclosed for your review the supplemental information requested in the Comment Letter, as well as a draft of the opinion of counsel to be filed as Exhibit 5.1 to the Registration Statement, which is attached as Annex I to this letter.
General
     Comment No. 1:
     Please confirm that your responses to all of our previous comments remain accurate and current as if the comments were issued in this letter.
     Response to Comment No. 1:
     The Company supplementally confirms that all of its previous responses to the Staff’s comments remain accurate and current as if the comments were issued in the Comment Letter.
Graphics
     Comment No. 2
     Please provide independent, objective support for the statements you make in the text in your graphics, including:
•	the ETS-200T being the “ideal solution,”

•	the ETS-364 offering “superior parallel test capability” and

•	that you are “the leader,” including evidence that there are no other industry leaders.
     Response to Comment No. 2:
     In response to the Staff’s comment, the Company has revised its disclosure in the graphics to Amendment No. 1 by deleting the word “superior” and the phrase “The Leader in Multisite Semiconductor Test,” and by changing the phrase “the ideal solution” to “an attractive solution.”
Summary, page 1
     Comment No. 3:
     Please tell us what criteria you used to ensure that the customers identified on pages 1, 27, 41 and 48 objectively represent your customer base and whether you named all the customers that satisfy the criteria.

U. S. Securities and Exchange Commission
January 20, 2006

     Response to Comment No. 3:
     The Company supplementally advises the Staff that the seven (7) customers disclosed on pages 1, 27 and 41 of the Registration Statement represent all of the Company’s customers who were among the top six (6) customers, based on aggregate revenue in fiscal 2004 and 2005, or were among our top three (3) customers in revenue in either fiscal 2004 or 2005. The Company named all of the customers that sati sfied this criteria.
     The Company supplementally advises the Staff that the sixteen (16) customers disclosed on page 48 of the Registration Statement represent the Company’s customers who each accounted for more than $1.0 million in aggregate revenue in fiscal 2004 and 2005. The Company named all of the customers that satisfied this criteria. Please note that the one customer change in this section is not as a result of a change in the criteria applied, but rather due to the fact that the semiconductor division of Flextronics Semiconductor, Inc. was recently acquired by AMI Semiconductor, Inc.
     Comment No. 4
     We note the comparative language under “Our Solution to Lower Cost-of-Test” here and on page 43. Please clarify against whom you are comparing yourself, and provide us support for our statements.
     Response to Comment No. 4:
     The Company has revised its disclosure in Amendment No. 1 to remove the statements under “Our Solution to Lower Cost-of-Test” that are directly comparative in nature.
     The Company supplementally advises the Staff as follows in support of (i) the statement in the first sentence under “Our Solution to Lower Cost-of-Test” which states that the Company’s “test systems are designed to enable our customers to lower their overall cost-of-test,” (ii) the statement in the first bullet point that the Company’s “test systems are designed to reduce the time required to complete the test process for each individual device” and (iii) the statement in the second bullet point that the Company’s test systems are “designed to achieve a high degree of test precision and repeatable results.”
     As stated in “Our Solution to Lower Cost-of-Test” in the Business section of the Registration Statement, the analog resource boards in the Company’s test systems are designed with independent computer interfaces, power supplies and independent ground connections that eliminate the need for a shared communication and electrical pathway. By avoiding the use of a common pathway, the test results from one device are isolated and avoid undesirable interactions with devices undergoing simultaneous test within the same test system. This enables a test system to accurately test the greatest number of devices simultaneously, thereby addressing the Company’s customers’ volume production needs. The Company’s test systems are designed to lower a customer’s overall cost-of-test per device by allowing customers to test the greatest number of devices in the shortest period of time. The Company’s Smart Pin™ technology enables high-speed, sequential subtests, in which the test instrumentation completes an entire

U. S. Securities and Exchange Commission
January 20, 2006

range of test parameters without software intervention or the time consuming task of opening and closing relays. These design features allow the Company’s customers to meet their testing needs with the fewest pieces of test equipment, reducing their capital expenditures and operating costs, thereby reducing their overall cost-of-test.
     The Company designs its test systems to achieve these results, and in its 28 years of operation, it has received extensive customer feedback indicating that the Company’s test systems do, in fact, achieve these results. As further evidence that the Company’s test systems achieve what they are designed to accomplish, an overwhelming majority of the Company’s sales are to repeat customers who often express that they continue to buy the Company’s products based on the products’ ability to address their increasing test requirements at a low cost-of-test.
     As part of the Company’s sales process, it provides prospective customers with a detailed spreadsheet model that allows them to compare the cost-of-test associated with using the Company’s test systems with those of its competitors. The model includes data relating to one or more of the Company’s test systems, and the prospective customer is able to input the same data on the products offered by the Company’s competitors. The cost-of-test model directly factors the number of devices to be tested, the total test system acquisition cost, the amount of required floor space, test time and the number of test systems required, and also considers system flexibility, upgradeability and maintenance costs. Frequently, customers share with the Company the results from the model and the customer’s comparative analysis of the cost-of-test of the modeled systems. This feedback, along with the Company’s “customer wins” from customers employing this model, lead the Company to believe that its test systems provide a lower cost-of-test.
     Comment No. 5:
     In the fourth bullet point in your growth strategy, you explain that “through new product introduction...we have recently begun...” However, your products described on page 46 do not appear to include any new products since 2003. Please revise or advise.
     Response to Comment No. 5:
     The Company supplementally advises the Staff that the Company has not introduced any new test systems since 2003, but that the Company has designed and introduced new product enhancements to the existing test systems during this period. In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1.
Our Corporate Information, page 3
     Comment No. 6:
     Please confirm that your Delaware merger will occur before your registration statement is effective and that the Delaware corporation will sign the registration statement.

U. S. Securities and Exchange Commission
January 20, 2006

     Response to Comment No. 6:
     The Company supplementally confirms that its reincorporation merger into the State of Delaware will occur before the effective date of the Registration Statement, as amended, and that the Delaware corporation will sign the Registration Statement, as amended.
The Offering, page 4
     Comment No. 7:
     Please disclose here and under “Use of Proceeds” your affiliate’s relationship with TA.
     Response to Comment No. 7:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1 to disclose that TA Associates has a controlling interest in the Company.
If we fail to maintain adequate internal control, page 11
     Comment No. 8:
     Please tell us why you removed previous disclosure regarding the need for improved controls.
     Response to Comment No. 8:
     The Company supplementally advises the Staff that, since the completion of the September 30, 2003 financial statement audit and/or the filing of Amendment No. 2 to the Company’s initial registration statement on Form S-1 (File No. 333-117274), the Company has devoted significant resources to improve its internal controls, and has adopted and continues to implement the improvements required to address the issues described in the risk factor related to internal controls in the Company’s prior filing. During the described period, the Company, among other things, (i) increased its resources with personnel experienced in financial reporting, including hiring a new Chief Financial Officer and Chief Accounting Officer, (ii) performed analysis and reconciliation of accounts on a more timely basis, (iii) developed various accounting policies and procedures to strengthen its inventory and standard cost accounting functions, (iv) accelerated the closing process for producing more timely financial statements, (v) segregated duties in key accounting functions, and (vi) documented its internal accounting and disclosure controls and procedures. Accordingly, based on these improvements and the operation of these improvements over a significant portion of the period referred to above, the Company revised the disclosure in the Registration Statement to reflect the improvement in the Company’s internal controls. The Company considered whether to include a risk factor relating to the Company’s internal controls and determined not to include such a risk.

U. S. Securities and Exchange Commission
January 20, 2006

Certain of our principal stockholders will receive a material benefit, page 17
     Comment No. 9:
     With a view toward clarified disclosure in the appropriate section of your document, please tell us the purpose of each step of the conversion and redemption.
     Response to Comment No. 9:
     The Company anticipates that the conversion of series A convertible preferred stock into common stock and redeemable preferred stock of the Company, and the subsequent redemption of redeemable preferred stock, will be triggered by the terms of these securities as provided in the Company’s charter. The Company’s charter provides that each share of series A convertible preferred stock will automatically convert into common stock and redeemable preferred stock immediately prior to the closing of a Qualified Public Offering, and that redemption by the Company of all outstanding shares of redeemable preferred stock will be required upon the closing of a Qualified Public Offering. The term “Qualified Public Offering” is defined as the first underwritten public offering pursuant to an effective registration statement, provided that such registration statement covers the offer and sale of common stock of the Company of which the aggregate gross proceeds to the Company exceed $60.0 million at a price per share equal to at least two times the then in effect conversion price of series A convertible preferred stock. Thus, each of the steps of the conversion and redemption will be required by the terms of the Company’s charter.
     The Company supplementally advises the Staff that the terms of the charter, the series A convertible preferred stock, the redeemable preferred stock and the common stock, were negotiated and determined by Leonard and Theodore Foxman (the “Foxmans”), on the one hand, and representatives of TA Associates, Inc. (“TA Associates”), on the other hand. These parties negotiated the sale by the Foxmans and the acquisition by TA Associates of a 62.8% interest in the Company, plus the right to a preferred payment of $32.5 million in connection with specified liquidity events including an initial public offering. At that time, the Company had no debt and only one class of common stock outstanding. As a result of these negotiations, the Foxmans and several minority stockholders agreed to sell 8,993,752 shares of common stock back to the Company, representing the 62.8% stake, for $95.0 million. The Company obtained the $95.0 million needed to pay for the shares of common stock sold by the Foxmans and others by (i) borrowing $30.0 million of subordinated debt from TA Associates and (ii) issuing shares of series A convertible preferred stock (convertible into 8,590,248 shares of common stock) to TA Associates for $65.0 million.
     Pursuant to the terms described above, the redeemable preferred stock is required to be redeemed by the Company upon the closing of a Qualified Public Offering at a price equal to 50% of the price paid by TA Associates for the shares of series A convertible preferred stock, or half of the $65.0 million. This structure allows TA Associates to receive a 50% return of capital invested in the Company in a transaction that is designed to qualify as a return of capital for tax purposes, rather than as a dividend paid to TA Associates. Thus, the conversion of the series A convertible preferred stock and the subsequent redemption of the redeemable preferred stock is a

U. S. Securities and Exchange Commission
January 20, 2006

structure which permits TA Associates to recoup a portion of their investment as a return of capital and achieves tax planning objectives.
Capitalization, page 22
     Comment No. 10:
     “Cash, cash equivalents and marketable securities” is not a component of the capitalization disclosure. Please revise to remove that caption from the capitalization table.
     Response to Comment No. 10:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1 to remove the caption cited above.
Management’s Discussion and Analysis of Financial Conditions and Results of Operations
Critical Accounting Policies and Estimates, page 30
Stock-Based Compensation, page 31
     Comment No. 11:
     You disclose that you anticipate adopting SFAS 123R on October 1, 2005. Please update the disclosure to more specifically address the method and impact of adopting SFAS 123R. To the extent significant, your disclosures should consider the disclosure guidance from SFAS 123R and SAB Topic 14.
     Response to Comment No. 11:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1 to state the appropriate fair value model to be used, the amortization method for compensation costs and the transition method to be used at the date of adoption.
Net Revenue, page 33
     Comment No. 12:
     With a view toward expanded analysis and discussion, please tell us whether the industry downturn affected you and your competitors proportionately. If not, please explain the differences.

U. S. Securities and Exchange Commission
January 20, 2006

     Response to Comment No. 12:
     The Company respectfully submits that it has no knowledge as to whether the industry downturn affected its competitors proportionately. The Company advises the Staff that it does not have access to financial data, market share data or other data that would permit an accurate assessment of whether the industry downturn had a disproportionate affect on the Company. In cases where the Company’s competitors’ financial data is publicly-available, these competitors’ financial statements often reflect the sale of additional or distinct products and services that differ materially from those sold by the Company, thus preventing a meaningful comparison. Also, it is not clear from this publicly-available financial data to what extent any change in the competitors’ financial results was directly associated with the general semiconductor industry downturn. Thus, the Company advises the Staff that in light of these factors it cannot perform an assessment of the affect of the industry downturn on its competitors.
     The Company also respectfully submits that it does not believe that the Registration Statement contains statements which attempt to distinguish the experiences of the Company in the most recent industry downturn compared to the experiences of its competitors. In addition, the Company’s disclosure does not make any claims regarding its exposure to industry downturns compared to its competitors.
     In response to the discussion between the Staff and counsel to the Company on January 18, 2006, the Company supplementally advises the Staff that it believes, to the best of its knowledge, that the general semiconductor industry downturn was the principal contributor to the Company’s downturn in results from fiscal 2004 to fiscal 2005. We believe that the reduced demand for our test systems was directly related to reduced capital expenditures by our customers, as a result of the general semiconductor industry downturn and a reduced demand for our customer’s products.
     Comment No. 13:
     If any of your significant customers switched to a competitor’s products during the periods presented, please provide appropriate disclosure.
     Response to Comment No. 13:
     The Company advises the Staff that it has no knowledge as to whether any of its significant customers has switched to a competitor’s products during the periods presented. Furthermore, due to the volatility of the semiconductor test equipment sector, changes in order volumes by a specific customer cannot by itself indicate whether such customer has switched to a competitor’s products or reduced order volume in response to reduced demand for its own products. The Company believes that the current disclosure in the Registration Statement does not suggest that it has or has not lost business to competitors during the periods presented.

U. S. Securities and Exchange Commission
January 20, 2006

Provisions for income tax, page 34
     Comment No. 14:
     Please explain how and why the extraterritorial income tax exclusion affected your tax rate during the periods presented. Also explain why the state tax rate changed and what you mean by “tax method changes.”
     Response to Comment No. 14:
     For periods prior to the fiscal year ended September 30, 2004, the Company had not taken advantage of the extraterritorial income tax exclusion available for tax purposes. During fiscal 2004, the Company prepared preliminary estimates of the extraterritorial income tax exclusion. During fiscal 2005, actual calculations were prepared for fiscal 2004, which resulted in a significantly higher deduction than estimated in the previous year.
     The Company’s state income tax rates differ from year to year depending upon changes in the apportionment factors. These changes are primarily driven by changes in revenue by state. During fiscal 2004, the Company prepared preliminary estimates of its state tax rate based upon estimated revenue by state. During fiscal 2005, actual calculations were prepared which resulted in a lower composite state income tax rate for fiscal 2004.
     Upon analysis of prior year tax returns and related tax inventory reporting methods used, the Company determined there was a more appropriate method for tax treatment of certain inventory items in future returns. As a result of this review, during fiscal 2005, the Company applied for a change in method of accounting related to the treatment of obsolete or totally worthless inventory, and began properly treating it in accordance with Treasury Reg. 1.471-2 (c). As a result of this change, the Company adjusted its income tax reserves related to this item, which are no longer necessary.
Business, page 41
     Comment No. 15:
     Please explain the purpose, nature and effect of the 2003 recapitalization.
     Response to Comment No. 15:
     In the summer of 2003, the Foxmans, the Company’s founders and controlling stockholders, determined that it would be prudent to diversify a portion of their net worth represented by their ownership interest in the Company. The Foxmans sought a financial partner that would facilitate the achievement of these objectives, as well as provide additional industry knowledge, capital and expertise to help the Company execute its business plan. After meeting with several potential purchasers and selecting TA Associates, an unaffiliated private equity firm, the Foxmans and representatives of TA Associates negotiated the sale by the Foxmans and the acquisition by TA Associates of a 62.8% interest in the Company. At that time, the Company had no debt and only one class of common stock outstanding. As a result of these

U. S. Securities and Exchange Commission
January 20, 2006

negotiations, the Foxmans and several minority stockholders agreed to sell 8,993,752 shares of common stock back to the Company, representing the 62.8% stake, for $95.0 million. The Company obtained the $95.0 million needed to pay for the shares of common stock sold by the Foxmans and others by (i) borrowing $30.0 million of subordinated debt from TA Associates and (ii) issuing shares of series A convertible preferred stock (convertible into 8,590,248 shares of common stock) to TA Associates for $65.0 million, as negotiated by the Foxmans and TA Associates.
     The recapitalization created a priority of $30.0 million for the subordinated debt. In addition, the shares of series A convertible preferred stock issued to TA Associates in the recapitalization have a number of rights superior to those of the Company’s common stock, including, among others, a $65.0 million preference on certain liquidity events; a $32.5 million priority payment on an initial public offering or sale event; and a conversion into common stock on a one-for-one basis.
Management, page 52
     Comment No. 16:
     Please disclose who was selected as a board member under each applicable agreement. Disclose who had the right to nominate that director. Also, clarify whether a majority of your board will be independent at the time of the offering.
     Response to Comment No. 16:
     The Company supplementally advises the Staff that pursuant to the terms of the Stockholders Agreement (filed as an exhibit to the Registration Statement), for so long as the Foxmans and the other existing stockholders own at least 5% of the outstanding capital stock of the Company, each party to the Stockholders Agreement agrees to vote all of its shares in connection with the election of directors so as to elect and continue in office two (2) individuals nominated by a majority-in-interest of the Foxmans and the other existing stockholders. Leonard Foxman and Theodore Foxman were nominated, elected and continue to serve as directors of the Company pursuant to this provision. This provision will terminate upon the consummation of a Qualified Public Offering.
     The Company supplementally advises the Staff that pursuant to the Company’s current certificate of incorporation, the holders of outstanding shares of series A convertible preferred stock are entitled to nominate and elect three (3) directors of the Company. Michael C. Child was nominated, elected and continues to serve as a director of the Company pursuant to this provision. As a result of the reincorporation into the State of Delaware and the filing of an amended and restated certificate of incorporation, this provision will not be in force upon the consummation of an initial public offering.
     The Company’s fourth director, Ross W. Manire, was not elected pursuant to a contractual agreement. Mr. Manire was nominated and elected to fill a vacancy on the Board of Directors.

U. S. Securities and Exchange Commission
January 20, 2006

     The Company supplementally advises the Staff that it is currently in the process of seeking additional directors for its Board of Directors. There is no assurance, however, that the Company will be able to expand its Board of Directors prior to the effective date of the Registration Statement, as amended. The Company is aware of, and intends to comply with, NASDAQ Marketplace Rule 4350, and thus either have a majority of independent directors at the time of the offering or avail itself of the transition rules and obtain a majority of independent directors within 12 months following the date of listing. The Company will revise its disclosure in a subsequent pre-effective amendment to the Registration Statement to clarify whether a majority of its Board of Directors will be independent at the time of the offering.
Director Compensation, page 56
     Comment No. 17:
     Please reconcile the terms of the annual option disclosed at the top of page 57 with the disclosure on page 59.
     Response to Comment No. 17:
     The Company has revised its disclosure in Amendment No. 1 to reconcile the terms of the annual option disclosed at the top of page 57 of Registration Statement with the disclosure on page 59 of the Registration Statement.
Summary Compensation Table, page 57
     Comment No. 18:
     Please provide tables in the format required by Item 402 of Regulation S-K, including all information required by that Item. For example:
•	The “All Other Compensation” column of the summary compensation table should not be included under the “Annual Compensation” heading.

•	Your asterisk footnote inappropriately implies that the disclosure in the “All Other Compensation” column is affected by the limitation in Item 402(b)(2)(iii)(C)(1).

•	Given that information for your fiscal 2003 was required in your previous filing, it also should be included in this filing. See Instruction to Item 402(b).
     Response to Comment No. 18:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1.

U. S. Securities and Exchange Commission
January 20, 2006

     Comment No. 19:
     Please tell why you removed individuals from the table.
     Response to Comment No. 19:
     The Company supplementally advises the Staff that, upon additional consideration in connection with the filing of the Registration Statement, the Company has determined that each of Messrs. Abramovitch and Dollens is not a vice president in charge of a principal business unit, division or function and does not perform a policy making function, and accordingly each of these individuals is not an “executive officer” pursuant to the definition under Rule 405 under the Securities Act of 1933, as amended. As a result of this determination, the Company revised its disclosure in the Registration Statement.
Employment Agreements, page 61
     Comment No. 20:
     Please describe the “standard insurance and retirement benefits” mentioned in your description of the executive employment agreements.
     Response to Comment No. 20:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1.
Certain Relationships and Related Transactions, page 63
     Comment No. 21:
     Please clarify whether TA Associates has contractually agreed to exercise its warrants, as you describe here, or whether they only “intend” to exercise as described on the top of page 69. Please cite to us with specificity the provisions of each exhibit that govern TA’s obligations in connection with this offering.
     Response to Comment No. 21:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1. to reflect that TA Associates has agreed to exercise its warrants in connection with the completion of this offering. TA Associates does not have any obligations in connection with this offering.
     Comment No. 22:
     Please expand your disclosure about the indemnification you have provided to TA Associates including any time or amount limitations on such indemnification. Also, please identify any other provisions that survive the offering.

U. S. Securities and Exchange Commission
January 20, 2006

     Response to Comment No. 22:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1. The Company supplementally advises the Staff that there are no limits on the amount of indemnification provided to TA Associates by the Company.
     Comment No. 23:
     Please clarify whether your obligation to indemnify TA for “diminutions in value...relating to their involvement with” you requires you to pay for losses that TA may incur as a result of the market price of your securities.
     Response to Comment No. 23:
     The “diminution in value” phrase in the indemnification provision was not intended to permit TA Associates to seek indemnity from the Company for losses that TA Associates incurred as a result of the market price of the Company’s securities. For the avoidance of doubt, the Company and TA Associates have agreed to revise the indemnification provision to eliminate the “diminution in value” phrase. In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1.
     Comment No. 24:
     Disclose the amounts paid under your obligation mentioned in the last sentence on page 63.
     Response to Comment No. 24:
     In response to the Staff’s comment, the Company has revised its disclosure in Amendment No. 1 to disclose the amounts paid under its reimbursement obligation to TA Associates.
     Comment No. 25:
     Please explain whether the Management Rights Agreement continues after the offering or Mr. Child’s board service. Also, file an executed version of this agreement.
     Response to Comment No. 25:
     The Management Rights Agreement does not have any termination provisions. It was not the intent of the Company and TA Associates that this agreement survive the initial public offering. Thus, the Company and TA Associates have agreed to amend this agreement to clarify that the agreement terminates upon completion of this offering. The Management Rights Agreement is filed as Exhibit I to Exhibit 10.6 of the Registration Statement. The Company respectfully submits that an executed version of this agreement need not be filed. The terms of the agreement are immaterial in significance. Also, the party to the agreement is the TA

U. S. Securities and Exchange Commission
January 20, 2006

Subordinated Debt Fund, L.P. The subordinated notes will be repurchased in connection with this offering and, as noted above, this agreement will terminate in connection with this offering.
     Comment No. 26:
     Please explain to us how Pacific Support Group was able to pay amounts to Leonard and Theodore Foxman in excess of the amounts you paid to Pacific.
     Response to Comment No. 26:
     As disclosed in Amendment No. 1, the Company paid $476,000 to Pacific Support Group in fiscal 2003, and in fiscal 2003, Leonard Foxman received payments from Pacific Support Group in the aggregate of $1.5 million, and Theodore Foxman and his immediate family members living in his household received payments from Pacific Support Group in the aggregate of $1.0 million.
     The Company supplementally advises the Staff that Pacific Support Group was able to pay amounts to Leonard and Theodore Foxman in excess of the Company’s payments in fiscal 2003 because Pacific Support Group had cash available from payments received in prior fiscal years by its predecessor, Analog Test Institute. In fiscal 2001 and 2002, the Company made payments to Analog Test Institute of $2.0 million and $1.0 million, respectively. During that period, Leonard Foxman received payments from Analog Test Institute in the aggregate of $760,000, and Theodore Foxman received a payment from Analog Test Institute in the amount of $60,000.
Principal and Selling Stockholders, page 66
     Comment No. 27:
     Please identify any other individuals with investment or voting power over the shares held by the Employee Stock Ownership Plan. Clarify how the voting and investment control is allocated.
     Response to Comment No. 27:
     The Company supplementally advises the Staff that, pursuant to Section 8.5 of Eagle Test Systems Employee Stock Ownership Plan (“ESOP”) (filed as an exhibit to the Registration Statement), shares of common stock of the Company held by the trustee as part of the ESOP assets are generally voted by the trustee. The relevant tax law with respect to ESOPs requires, however, that, as long as the Company does not have a class of securities required to be registered under Section 12 of the Securities Exchange Act of 1934, as amended, and a class of securities which would be required to be so registered except for the exemption from registration provided in subsection (g)(2)(H) of such Section 12, each ESOP participant be entitled to direct the trustee as to the manner in which voting rights on shares allocated to such participant’s account are to be exercised with respect to the approval or disapproval of any corporate merger, dissolution, sale of substantially all assets of a trade or business, or such similar transactions as

U. S. Securities and Exchange Commission
January 20, 2006

prescribed in the income tax regulations. While the trustee has a shared voting power over the shares held by the ESOP, the trustee has the sole investment power over these shares. The Company has revised its disclosure in Amendment No. 1 to clarify the allocation of voting and investment power over the shares held by the ESOP.
     Comment No. 28:
     In footnote 6, please clarify why the plan’s shares are also listed in the ownership of the individual officers. Do those officers exercise a proportionate share of voting or investment power? When and how do they have access to those shares?
     Response to Comment No. 28:
     As indicated above in the Company’s response to the Staff’s Comment No. 27, the individuals have shared voting power with respect to the shares held by the ESOP and allocated to their individual accounts. Accordingly, holdings of these individuals include the shares allocated to their individual accounts in the ESOP.
     The Company supplementally advises the Staff that participants receive the vested portion of their accounts at either termination, disability, death, or retirement. Employees are fully vested after achieving five years of service. In the event of a participant’s death, total and permanent disability or attainment of normal retirement age (62), all amounts credited to such participant’s account become fully vested. Distributions of a participant’s benefit may be made in cash or common stock of the Company, or both. Participants may demand however that their account’s benefit will be distributed only in the form of Common Stock of the Company.
Description of Capital Stock, page 68
     Comment No. 29:
     Your disclosure may not be qualified by reference to statutes. Please revise accordingly.
     Response to Comment No. 29:
     In response to the Staff’s comments, the Company has revised its disclosure in Amendment No. 1 to delete the qualification by reference to Delaware statutes.
Underwriting, page 75
     Comment No. 30:
     We note that the underwriters have reserved a certain number of share to be sold in this offering to officers and employees. Please provide us with the following information:
•	Please tell us the circumstances leading to the allotment of shares being reserved, including the timing and content of all communications with potential participants;

U. S. Securities and Exchange Commission
January 20, 2006

•	Provide details on how the reserved share plan is being conducted, including how the prospective participants and the number of reserved shares will be determined;

•	Tell us whether purchasers are required to establish accounts with the underwriters before the effective time, and, if so, whether any funds are deposited into any newly established brokerage accounts before the effective date of the registration statement;

•	Tell us whether the procedures for the reserved shares differ from the procedures for the general offering to the public;

•	We note that some of the persons who may purchase the share are also within the categories of persons described in Item 404 of Regulation S-K. If applicable, please add the disclosure required by Item 404 in an appropriate place in your document; and

•	Provide a copy of all written material used in connection with the reserved share program and analyze how that material is consistent with Sections 5 of the Securities Act and related rules.
     Response to Comment No. 30:
     At the Company’s request, the underwriters have reserved up to 5% of the Common Stock to be offered in connection with the Company’s initial public offering (the “Directed Shares”) for sale in a Directed Share Program (the “Program”). The Company will specify the potential recipients of the Directed Shares and will allocate the Directed Shares among the actual recipients. The persons who are permitted to participate in the Program consist solely of the Company’s employees. The Company has selected Lehman Brothers Inc. (“Lehman”) to administer the Program.
     The Company will select the potential recipients of the Directed Shares from its officers and employees (collectively, “Invitees,” and each, an “Invitee”).
     When the preliminary prospectus is available, Lehman will make available a copy of the preliminary prospectus together with a package of materials relating to the Program (the “Package”) to each Invitee. The Package will include: (i) an introductory Directed Share Program Notice from Lehman, (ii) an Instructions for Potential Participants and Payment Instructions Letter, (iii) an Indication of Interest Letter (“IOI Letter”), (iv) a Client Questionnaire, (v) forms for opening a brokerage account with Lehman and (vi) a Commonly Asked Questions Addendum. The Package to be distributed by Lehman in connection with the Program reflect all SEC comments received to date by Lehman in previous offerings for which Lehman administered such similar programs.
     In addition to explaining the mechanics of the Program, the Package makes clear that the Invitee is under no obligation to purchase Directed Shares through the Program, that responding

U. S. Securities and Exchange Commission
January 20, 2006

to the Package will involve no obligation of any kind, that the Invitee is not, by reason of his or her inclusion in the Program, assured of obtaining any or a particular number of Directed Shares, that no offer to buy Directed Shares may be accepted and no part of the purchase price can be received until the Registration Statement has been declared effective, and that any such offer to purchase can be withdrawn by the Invitee, in whole or in part, without obligation or commitment, at any time prior to confirmation of the order (which confirmation is to be given after the effective date of the Registration Statement). In addition, the Package explains that Directed Shares purchased in the Program by directors and executive officers will be subject to a lock-up period of at least 180 days, and that any other participant in the Program that purchases 10,000 or more Directed Shares will be subject to a 25-day lock-up period. The materials contained in the Package will contain the legends and statements required by and be in compliance with Rule 134.
     The IOI Letter is designed to be signed by the Invitee and returned to Lehman by facsimile or mail. It is the method by which the Invitee affirms certain statements contained in the Package, including that the Invitee has received a copy of the preliminary prospectus, that the Directed Shares requested will be for the Invitee’s personal account, that the Invitee is aware that he or she is not assured of obtaining any or all Directed Shares requested and that the indication of interest may be withdrawn or revoked without obligation or commitment of any kind at any time prior to confirmation after the effective date of the Registration Statement. Lehman will use the information provided by Invitees in the Package, including the IOI Letter, in order to determine whether the Invitee is prohibited from purchasing Directed Shares under NASD Conduct Rule 2790.
     If the Invitee is interested in reserving Directed Shares through the Program, he, she or it is directed to return the materials contained in the Package to Lehman by a specified date. Once the Invitee has returned a completed Package to Lehman, and assuming there is no regulatory impediment to their participation in the program under NASD Conduct Rule 2790, the Invitee’s personal information and the number of Directed Shares in which the Invitee has expressed an interest will be forwarded to a representative of Lehman who will, at the direction of the Company, contact the Invitee to assist in opening a Lehman account to allow for purchase of Directed Shares. All purchases by any Invitee through the Program must be made in an account at Lehman. No funds are permitted to be received in such accounts prior to the effective date of the registration statement.
     Following the receipt of all expressions of interest and the establishment of accounts for each Invitee, the Company will determine the final allocation of Directed Shares made available to the Invitees. This allocation is made in the sole discretion of the Company. The exact number of Directed Shares available to Invitees is generally determined prior to but not later than the time of the pricing and is a function of the number of Invitees who have indicated an interest, the limit indicated by the Invitee, the number of Invitees who have properly completed client questionnaires and account opening documents meeting applicable regulatory requirements and the ultimate size of the offering, which is reserved in advance of the offering (we leave the placeholder in the S-1; the size does not include the “green shoe”).
     Once the Registration Statement has been declared effective and the public offering of the Common Stock has priced, Lehman will notify the Invitees of the maximum number of

U. S. Securities and Exchange Commission
January 20, 2006

Directed Shares which the Company has determined such Invitees may purchase, their Lehman account numbers and the public offering price of the Common Stock. Delivery of Directed Shares and purchasers’ payment for such Directed Shares will not occur until after the public offering of the Common Stock has priced and confirmations have been sent. The Invitees will not be permitted to pre-fund their accounts. The Directed Shares purchased at the initial offering price must be paid for in full no later than three full business days after the date of pricing.
     The procedures for the Program are different from the procedures for the general public only to the extent that separate client questionnaires and account opening information need to be sent to and returned by Invitees in advance of pricing. Payment and settlement procedures are the same.
     The Company notes your comment regarding Item 404 of Regulation S-K and it respectfully advises the Staff that, if necessary, it will revise the disclosure as information about management’s participation in the Program becomes available.
     A copy of all draft Program materials, including the Package of materials expected to be distributed to Mail Invitees, is attached as Annex II to this letter and is being provided supplementally to the Staff. As of the date hereof, no materials have been furnished to any Invitee.
Financial Statements, page F-1
     Comment No. 31:
     Please update the financial statements when required by Rule 3-12 to Regulation S-X.
     Response to Comment No. 31:
     The Company confirms it will update its financial statements in its next pre-effective amendment filed subsequent to Amendment No. 1, in compliance with Rule 3-12 of Regulation S-X.
Exhibit 23.1
     Comment No. 32:
     Please update the accountant’s consent with any amendment to the filing.
     Response to Comment No. 32:
     The Company has included with the filing of Amendment No. 1 an updated accountant’s consent. Please also note that the Company revised the order of presentation of its tables in the footnotes to the financial statements included in the Registration Statement, so that such tables are in the same chronological order as the financial statements in the F-pages.

* * *
U. S. Securities and Exchange Commission
January 20, 2006

     If you have any questions or require additional information, please contact the undersigned at (617) 570-1163 or John R. LeClaire at (617) 570-1144.

Sincerely,
/s/ Michael S. Turner

Michael S. Turner

Enclosures

cc:	Leonard Foxman, Chief Executive Officer
Theodore Foxman, Chief Operating Officer
Stephen J. Hawrysz, Chief Financial Officer
   Eagle Test Systems, Inc.
John R. LeClaire, Esq.
Shachar Hadar, Esq.
Goodwin Procter llp